UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Insured Municipal Income Investment Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Insured Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Insured Municipal Income Investment Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,092,160
6.00%, 6/01/39	1,000	1,090,440

		2,182,600

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	465	492,788
5.00%, 10/01/29	125	129,620

		622,408

California — 10.9%
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,060,900
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,477,490
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,027,840
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,810	4,022,560
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,199,992
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,022,100
State of California, GO, Various Purpose (AGM), 5.00%, 6/01/32	3,000	3,030,000

		13,840,882

Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,590,129

Florida — 23.9%
City of Miami Florida, RB (NPFGC), 5.25%, 1/01/28	5,035	5,305,128
City of Palm Bay Florida, RB, Improvement (NPFGC), 5.52%, 10/01/28 (a)	1,845	669,772
City of Sunrise Florida, Refunding RB (AMBAC), 5.00%, 10/01/28	5,000	5,033,550

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Orange Florida, Refunding RB:
(AMBAC), 5.00%, 10/01/29	$1,600	$1,622,336
Series B (NPFGC), 5.13%, 1/01/32	4,845	4,898,004
Lake County School Board, COP, Series A (AMBAC), 5.00%, 7/01/28	1,500	1,506,315
Pasco County School Board, COP, Series A (NPFGC), 5.00%, 8/01/27	2,765	2,821,600
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	10,000	8,479,200

		30,335,905

Georgia — 2.7%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,350	1,377,999
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	1,890	1,986,560

		3,364,559

Illinois — 11.2%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	900	1,012,761
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,498,094
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	920	975,347
5.00%, 1/01/29	1,425	1,500,383
5.00%, 1/01/30	570	596,505
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM):
5.25%, 1/01/30	1,000	1,045,960
5.25%, 1/01/35	820	849,340
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	1,000	1,093,560
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/28	1,560	1,634,958
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,027,780
Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,877,557

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK INSURED MUNICIPAL INCOME INVESTMENT TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Insured Municipal Income Investment Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Village of Schaumburg Illinois, GO, Series B (NPFGC), 5.00%, 12/01/38	$1,000	$1,016,520

		14,128,765

Indiana — 2.1%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,624,864

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,125	1,165,489

Kentucky — 0.8%
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	1,000	1,038,400

Louisiana — 2.7%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,510	2,802,992
New Orleans Aviation Board Louisiana, Refunding RB (AGC), Restructuring GARB:
Series A-1, 6.00%, 1/01/23	375	425,850
Series A-2, 6.00%, 1/01/23	150	170,340

		3,399,182

Maine — 0.9%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	1,095	1,128,222

Michigan — 15.6%
City of Detroit Michigan, RB:
Second Lien Series B (AGM), 6.25%, 7/01/36	1,700	1,862,741
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	231,140
Second Lien Series B (NPFGC), 5.50%, 7/01/29	1,790	1,807,399
Senior Lien Series B (AGM), 7.50%, 7/01/33	1,000	1,204,350
Senior Lien Series B (BHAC), 5.50%, 7/01/35	4,750	4,967,313
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,330	2,419,192
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,300	2,464,082
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,103,354
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	365	376,286

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	$565	$607,132
5.25%, 10/15/25	300	319,887
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,438,336

		19,801,212

Minnesota — 5.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,680	6,382,843

Nevada — 1.8%
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	2,295	2,336,425

New Jersey — 5.0%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,136,810
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,385,085
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,631,212
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,191,060

		6,344,167

New York — 2.9%
New York City Transitional Finance Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	900	958,383
Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,751,556

		3,709,939

Ohio — 0.5%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	625	624,138

Oregon — 0.4%
Medford Hospital Facilities Authority, RB, Asante Health System, Series A (AGC), 5.00%, 8/15/40	490	491,950

2	BLACKROCK INSURED MUNICIPAL INCOME INVESTMENT TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Insured Municipal Income Investment Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,350	$1,515,780

Texas — 17.7%
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	800	828,904
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	2,990,546
6.00%, 11/15/36	2,215	2,542,333
5.38%, 11/15/38	1,000	1,085,450
Frisco ISD Texas, GO, School Building (AGC):
5.38%, 8/15/39	1,415	1,526,276
5.50%, 8/15/41	3,365	3,661,288
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	563,665
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	1,270	1,350,289
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	539,370
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,624,545
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A:
(AGC), 5.75%, 1/01/40	1,500	1,612,395
(NPFGC), 5.13%, 1/01/28	2,920	3,005,848
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,114,020

		22,444,929

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,625	1,654,916

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,160,790

Washington — 2.2%
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	2,650	2,757,007

Total Municipal Bonds – 114.1%		144,645,501

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	$760	$859,502

Florida — 33.1%
City of Jacksonville Florida, RB (NPFGC):
5.00%, 10/01/31	9,500	9,574,272
Better Jacksonville, 5.00%, 10/01/27	3,930	4,034,263
County of Pinellas Florida, RB (AGM), 5.00%, 10/01/32	9,500	9,607,176
Florida State Board of Education, GO, Public Education, Series A (AGM), 5.00%, 6/01/27	9,000	9,449,820
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	9,190	9,300,739

		41,966,270

Illinois — 2.6%
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,268,940

Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	974,669

Nevada — 1.8%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,247,640

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 38.9%		49,317,021

Total Long-Term Investments (Cost – $187,409,649) – 153.0%		193,962,522

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.25% (c)(d)	1,690,151	1,690,151

Total Short-Term Securities (Cost – $1,690,151) – 1.3%		1,690,151

BLACKROCK INSURED MUNICIPAL INCOME INVESTMENT TRUST	MAY 31, 2010	3

Schedule of Investments (concluded)	BlackRock Insured Municipal Income Investment Trust (BAF) (Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $189,099,800*) – 154.3%	$195,652,673
Other Assets Less Liabilities – 1.7%	2,122,929
Liability for Trust Certificate, Including Interest Expense and Fees Payable – (22.7)%	(28,719,329)
Preferred Shares, at Redemption Value – (33.3)%	(42,278,705)

Net Assets Applicable to Common Shares – 100.0%	$126,777,568

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$160,373,294

Gross unrealized appreciation	$8,116,138
Gross unrealized depreciation	(1,534,115)

Net unrealized appreciation	$6,582,023

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

CMA Florida Municipal Money Fund	5	(5)	—	—
FFI Institutional Tax-Exempt Fund	9,202,751	(7,512,600)	1,690,151	$8,888

(d)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments[1]	—	$193,962,522	—	$193,962,522
Short-Term Securities	$1,690,151	—	—	1,690,151

Total	$1,690,151	$193,962,522	—	$195,652,673

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK INSURED MUNICIPAL INCOME INVESTMENT TRUST	MAY 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Insured Municipal Income Investment Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Investment Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Investment Trust

Date: July 23, 2010